UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00749
STONEBRIDGE FUNDS TRUST
(Exact name of registrant as specified in charter)
1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)
Richard C. Barrett, President 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	January 31

Item 1 – Schedule of Investments.

STONEBRIDGE GROWTH FUND

STATEMENT OF INVESTMENTS

January 31, 2005 (Unaudited)

	Shares or Principal Amount	Market Value

COMMON STOCKS (97.4%)
CONSUMER DISCRETIONARY (20.0%)
Department Stores (3.2%)
Kohl's Corp*	15,000	$705,150

Leisure Products (3.5%)
Mattel Inc	40,000	778,000

Motorcycle Manufacturers (2.2%)
Harley-Davidson Inc	8,000	480,880

Movies and Entertainment (3.0%)
Viacom Inc - Class B	18,000	672,120

Publishing (2.0%)
McGraw-Hill Companies Inc	5,000	452,500

Restaurants (3.3%)
Outback Steakhouse Inc	16,000	736,800

Retail - Home Improvement (2.8%)
Home Depot Inc	15,000	618,900
TOTAL CONSUMER DISCRETIONARY		4,444,350

CONSUMER STAPLES (8.3%)
Hypermarkets & Supercenters (2.1%)
Costco Wholesale Corp	10,000	472,700

Soft Drinks (6.2%)
Coca-Cola Co	15,000	622,350
PepsiCo Inc	14,000	751,800
		1,374,150
TOTAL CONSUMER STAPLES		1,846,850

ENERGY (9.9%)
Oil & Gas - Exploration & Production (3.9%)
Anadarko Petroleum Corp	4,000	264,840
Devon Energy Corp	8,000	325,360
Houston Exploration Co*	5,000	271,050
		861,250

Oil & Gas - Integrated (6.0%)
ChevronTexaco Corp	12,000	652,800
Exxon Mobil Corp	13,000	670,800
		1,323,600
TOTAL ENERGY		2,184,850

FINANCIAL (17.0%)
Diverse Financial Services (8.7%)
Bear Stearns Co	3,500	353,710
Citigroup Inc	17,500	858,375
Goldman Sachs Group Inc	3,500	377,475
State Street Corp	7,500	336,075
		1,925,635

Insurance - Brokers (0.4%)
Arthur J Gallagher & Co	20,000	593,000

Insurance - Property & Casualty (3.3%)
XL Capital Ltd - Class A	10,000	747,800

Regional Banks (4.6%)
Bank of New York Co Inc	10,000	297,100
Suntrust Bank Inc	10,000	720,200
		1,017,300
TOTAL FINANCIAL		4,283,735

HEALTHCARE (11.5%)
Biotechnology (1.8%)
Charles River Laboratories International Inc*	8,500	402,730

Healthcare Equipment (3.5%)
Medtronic Inc	15,000	787,350

Pharmaceuticals (6.2%)
Johnson & Johnson Inc	10,000	647,000
Pfizer Inc	30,000	724,800
		1,371,800
TOTAL HEALTHCARE		2,561,880

INDUSTRIALS (8.6%)
Industrial Conglomerates (6.1%)
General Electric Co	19,500	704,535
Teleflex Inc	13,000	659,750
		1,364,285
Trade Companies & Distributors (2.5%)
W.W. Grainger Inc	9,000	550,890
TOTAL INDUSTRIALS		1,915,175

MATERIALS (1.9%)
Diverse Metals & Mining (1.9%)
Peabody Energy Corp	5,000	423,750
TOTAL MATERIALS		423,750

TECHNOLOGY (20.2%)
Communications Equipment (1.0%)
Qualcomm Inc	6,000	223,440

Semiconductors (9.9%)
Intel Corp	30,000	673,500
Taiwan Semiconductor Manufacturing Company Ltd	91,267	798,588
Xilinx Inc	25,000	729,750
		2,201,838
Systems Software (9.3%)
Intuit Inc*	18,000	702,000
Microsoft Corp	20,000	525,600
Oracle Corp*	60,000	826,200
		2,053,800
TOTAL TECHNOLOGY		4,479,078

TOTAL COMMON STOCKS		22,139,668
(Cost $18,254,678)

MUTUAL FUNDS (0.3%)
Fifth Third U.S. Treasury Fund	60,492	60,492
TOTAL MUTUAL FUNDS		60,492
(Cost $60,492)

TOTAL INVESTMENTS (97.7%)		$22,200,160
(Cost $18,315,170)

OTHER ASSETS IN EXCESS OF LIABILITIES (2.3%)		10,019

NET ASSETS (100.0%)		$22,210,179

*      Securities on which no cash dividends were paid during the preceding twelve months.

             See Notes to Statements of Investments

STONEBRIDGE AGGRESSIVE GROWTH FUND

STATEMENT OF INVESTMENTS

January 31, 2005 (Unaudited)

	Shares or Principal Amount	Market Value

COMMON STOCKS (99.6%)
CONSUMER DISCRETIONARY (16.4%)
Home Furnishings (3.0%)
Chromcraft Revington Inc*	16,500	$213,015

Hotel - Resort - Cruise (2.0%)
Fairmont Hotels & Resorts Inc	4,500	140,535

Household Appliances (3.4%)
Helen of Troy Corp Ltd*	7,500	239,700

Retail - Computers & Electronics (2.7%)
GameStop Corp - Class A*	10,000	190,900

Retail - Internet (3.1%)
Blue Nile Inc*	8,000	224,000

Retail - Specialty (2.2%)
Pep Boys-Manny Moe & Jack Inc	9,000	154,980
TOTAL CONSUMER DISCRETIONARY		1,163,130

CONSUMER STAPLES (2.7%)
Packaged Foods & Meats (2.7%)
J & J Snack Foods Corp	4,000	193,000
TOTAL CONSUMER STAPLES		193,000

ENERGY (8.3%)
Oil & Gas - Equipment & Services (2.2%)
Superior Energy Services Inc*	10,000	159,200

Oil & Gas - Exploration & Production (6.1%)
Houston Exploration Co*	2,500	135,525
Ivanhoe Energy Inc*	40,000	84,000
Spinnaker Exploration Co*	6,500	213,135
		432,660
TOTAL ENERGY		591,860

FINANCIAL (16.4%)
Banks - (2.8%)
W Holding Company Inc	15,300	199,512

Diversified Financial Services (2.7%)
Affiliated Managers Group*	3,000	190,230

Insurance - Brokers (2.5%)
Arthur J Gallagher & Co	6,000	177,900

Insurance - Property & Casualty (5.3%)
Arch Capital Group Ltd*	6,000	220,380
Kingsway Financial Services Inc*	10,000	152,800
		373,180
Thrifts & Mortgage Finance (3.1%)
PMI Group Inc	5,500	218,735
TOTAL FINANCIAL		1,159,557

HEALTHCARE (18.4%)
Biotechnology (2.7%)
BioSource International Inc*	30,000	193,500

Healthcare Equipment (12.5%)
Analogic Corp	5,500	225,555
CTI Molecular Imaging Inc*	15,000	220,950
Diagnostic Products Corp	5,000	253,850
Mentor Corp	6,000	187,860
		888,215
Healthcare Supplies (3.2%)
ICU Medical Inc*	8,500	223,890
TOTAL HEALTHCARE		1,305,605

INDUSTRIALS (10.4%)
Education (3.0%)
Corinthian Colleges Inc*	11,000	211,530

Electrical Components (4.6%)
Ballard Power Systems Inc*	35,000	216,300
Microvision Inc*	20,000	108,600
		324,900
Industrial Conglomerates (2.8%)
Teleflex Inc	4,000	203,000
TOTAL INDUSTRIALS		739,430

MATERIALS (7.5%)
Chemicals - Agriculture & Fertilizer (2.9%)
Scotts Co - Class A*	3,000	203,880

Chemicals - Specialty (2.8%)
Ferro Corp	10,000	198,300

Diverse Metals & Mining (1.8%)
Peabody Energy Corp	1,500	127,125
TOTAL MATERIALS		529,305

TECHNOLOGY (19.5%)
Electronic Equipment (2.3%)
OSI Systems Inc*	10,000	163,400

Home Entertainment Software (3.0%)
Take-Two Interactive Software Inc*	6,000	211,500

Office Electronics (4.5%)
Intelli-Check Inc*	57,000	319,200

Semiconductor Equipment (6.3%)
Cymer Inc*	7,000	185,640
Excel Technology Inc*	3,000	69,600
Therma-Wave Inc*	60,000	193,800
		449,040
Systems Software (3.4%)
Hummingbird Ltd*	10,000	241,000
TOTAL TECHNOLOGY		1,384,140

TOTAL COMMON STOCKS		7,066,027
(Cost $5,839,580)

MUTUAL FUNDS (1.2%)
Fifth Third U.S. Treasury Fund	83,931	83,931
TOTAL MUTUAL FUNDS		83,931
(Cost $83,931)

TOTAL INVESTMENTS (100.8%)		$7,149,958
(Cost $5,923,511)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)		(56,795)

NET ASSETS (100.0%)		$7,093,163

*      Securities on which no cash dividends were paid during the preceding twelve months.

             See Notes to Statements of Investments

STONEBRIDGE FUNDS TRUST

Notes to Statements of Investments

January 31, 2005 (Unaudited)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined by the Board of Trustees.

Distributions —Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

Allocation of Expense—Trust expenses which are not Series specific are allocated to each Series based upon its relative proportion of net assets and/or open accounts to the Trust’s totals.

Other—Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

	Stonebridge Growth Fund	Stonebridge Aggressive Growth Fund

As of January 31, 2005
Gross appreciation (excess of value over cost)	$4,283,860	$1,326,743
Gross depreciation (excess of cost over value)	(403,693)	(100,296)
Net unrealized appreciation	$3,880,167	$1,226,447
Cost of investments for income tax purposes	$18,319,993	$5,923,511

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President (principal executive officer)

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President (principal executive officer)

Date:	March 17, 2005

By:	/s/ Debra L. Newman
Debra L. Newman
Vice-President and Treasurer
(principal financial officer)

Date:	March 17, 2005